30. RELATED PARTY TRANSACTIONS (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of transactions between related parties [line items]
Related party transaction amount	R$ 4,820
Norte energia s.a. [member]
Disclosure of transactions between related parties [line items]
Related party	Norte Energia (NESA)	[1]
Relationship	Affiliated	[1]
Type	Surety	[1]
Objective	Financing	[1]
Related party transaction amount	R$ 2,601	[1]
Maturity	2042	[1]
Light [member]
Disclosure of transactions between related parties [line items]
Related party	Light
Relationship	Affiliated
Type	Counter-guarantee
Objective	Financing
Related party transaction amount	R$ 684
Maturity	2042
Santo Antnio Energia S.A. [member]
Disclosure of transactions between related parties [line items]
Related party	Santo Antônio Energia (SAESA)	[2]
Relationship	Jointly-controlled	[2]
Type	Surety	[2]
Objective	Debentures	[2]
Related party transaction amount	R$ 445	[2]
Maturity	2037	[2]
Santo Antnio Energia S.A. One [member]
Disclosure of transactions between related parties [line items]
Related party	Santo Antônio Energia (SAESA)
Relationship	Jointly-controlled
Type	Guarantee
Objective	Financing
Related party transaction amount	R$ 1,023
Maturity	2034
Norte Energia S.A one [member]
Disclosure of transactions between related parties [line items]
Related party	Norte Energia (NESA)
Relationship	Affiliated
Type	Surety
Objective	Debentures
Related party transaction amount	R$ 67
Maturity	2030

[1]	Related to execution of guarantees of the Norte Energia financing.
[2]	Corporate guarantee given by Cemig to Saesa.